Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 22,144,787		$ 12,538,083
Depreciation expenses	1,107,014	$ 36,024	751,047	$ 562,260
Ending balance	21,729,092	707,097	22,144,787	12,538,083
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572		35,965
Ending balance	35,572	1,158	35,572	35,965
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	13,103,952		6,480,338
Ending balance	12,889,336	419,438	13,103,952	6,480,338
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	9,005,263		6,021,780
Ending balance	8,804,184	286,501	9,005,263	6,021,780
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	26,454,348	860,865	14,597,683	14,314,126
Additions	114,786	3,735		6,352
Disposals	(9,770)	(318)	(5,350)	(1,902)
Disposal of subsidiaries			(1,377,599)
Reclassification	28,844	938	13,215,879	42,317
Effects of foreign currency exchange differences	380,687	12,388	23,735	236,790
Ending balance	26,968,895	877,608	26,454,348	14,597,683
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572	1,158	35,965	35,965
Reclassification	0	0	(393)
Effects of foreign currency exchange differences	0
Ending balance	35,572	1,158	35,572	35,965
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	16,376,098	532,903	7,822,805	7,710,369
Additions	114,786	3,735		6,352
Disposals	(9,770)	(318)	(5,350)	(1,902)
Disposal of subsidiaries			(1,290,187)
Reclassification	39,158	1,274	9,818,133	(3,884)
Effects of foreign currency exchange differences	237,171	7,718	30,697	111,870
Ending balance	16,757,443	545,312	16,376,098	7,822,805
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,042,678	326,804	6,738,913	6,567,792
Disposal of subsidiaries			(87,412)
Reclassification	(10,314)	(336)	3,398,139	46,201
Effects of foreign currency exchange differences	143,516	4,670	(6,962)	124,920
Ending balance	10,175,880	331,138	10,042,678	6,738,913
Accumulated depreciations [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	4,309,561	140,240	2,059,600	1,460,055
Depreciation expenses	1,107,014	36,024	751,047	562,260
Disposals	(8,354)	(272)	(3,671)	(1,293)
Disposal of subsidiaries			(590,349)
Reclassification	(210,817)	(6,861)	2,093,115	9,119
Effects of foreign currency exchange differences	42,399	1,380	(181)	29,459
Ending balance	5,239,803	170,511	4,309,561	2,059,600
Accumulated depreciations [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	3,272,146	106,481	1,342,467	972,571
Depreciation expenses	779,431	25,364	482,625	353,048
Disposals	(8,354)	(272)	(3,671)	(1,293)
Disposal of subsidiaries			(570,403)
Reclassification	(198,631)	(6,464)	2,014,201	(1,498)
Effects of foreign currency exchange differences	23,515	765	6,927	19,639
Ending balance	3,868,107	125,874	3,272,146	1,342,467
Accumulated depreciations [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,037,415	33,759	717,133	487,484
Depreciation expenses	327,583	10,660	268,422	209,212
Disposal of subsidiaries			(19,946)
Reclassification	(12,186)	(397)	78,914	10,617
Effects of foreign currency exchange differences	18,884	615	(7,108)	9,820
Ending balance	$ 1,371,696	$ 44,637	$ 1,037,415	$ 717,133